Themes US Small Cap Cash Flow Champions ETF
Schedule of Investments
as of December 31, 2023 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Banking - 12.5%
Axos Financial, Inc.(a)	84	$4,586
Bank OZK	176	8,770
East West Bancorp, Inc.	231	16,619
First BanCorp/Puerto Rico	286	4,705
First Bancorp/Southern Pines NC	64	2,369
First Horizon Corp.	855	12,107
International Bancshares Corp.	86	4,672
OceanFirst Financial Corp.	94	1,632
S&T Bancorp, Inc.	62	2,072
TriCo Bancshares	50	2,149
Trustmark Corp.	92	2,565
WSFS Financial Corp.	98	4,501
		66,747

Consumer Discretionary Products - 6.6%
Taylor Morrison Home Corp.(a)	168	8,963
Toll Brothers, Inc.	178	18,297
Tri Pointe Homes, Inc.(a)	158	5,593
Vista Outdoor, Inc.(a)	90	2,661
		35,514

Consumer Discretionary Services - 0.3%
Perdoceo Education Corp.	106	1,861

Financial Services - 11.2%
Artisan Partners Asset Management, Inc. - Class A	108	4,771
Bread Financial Holdings, Inc.	78	2,569
Enova International, Inc.(a)	48	2,657
Evercore, Inc. - Class A	56	9,579
Jefferies Financial Group, Inc.	300	12,124
MGIC Investment Corp.	460	8,873
Stewart Information Services Corp.	42	2,468
Stifel Financial Corp.	164	11,341
Virtu Financial, Inc. - Class A	148	2,998
Virtus Investment Partners, Inc.	12	2,901
		60,281

Health Care - 1.5%
Dynavax Technologies Corp.(a)	202	2,825
Fulgent Genetics, Inc.(a)	30	867
Innoviva, Inc.(a)	104	1,668
Ironwood Pharmaceuticals, Inc.(a)	244	2,791
		8,151

Industrial Products - 1.6%
Mueller Industries, Inc.	180	8,487

Industrial Services - 6.7%
API Group Corp.(a)	340	11,763
Matson, Inc.	56	6,138
Scorpio Tankers, Inc.	86	5,229
TriNet Group, Inc.(a)	90	10,704
World Kinect Corp.	96	2,187
		36,021

Insurance - 12.6%
American Equity Investment Life Holding Co.(a)	124	6,919
Axis Capital Holdings Ltd.	124	6,866
CNA Financial Corp.	42	1,777
Enstar Group Ltd.(a)	20	5,887
Genworth Financial, Inc. - Class A(a)	758	5,063
Hanover Insurance Group, Inc.	56	6,800
NMI Holdings, Inc. - Class A(a)	132	3,918
Old Republic International Corp.	440	12,936
Reinsurance Group of America, Inc.	108	17,472
		67,638

Materials - 14.7%
Boise Cascade Co.	66	8,538
CF Industries Holdings, Inc.	285	22,657
CONSOL Energy, Inc.	52	5,228
Peabody Energy Corp.	234	5,691
Ternium SA - ADR	326	13,845
United States Steel Corp.	370	18,000
Warrior Met Coal, Inc.	82	5,000
		78,959

Oil & Gas - 19.4%
Antero Resources Corp.(a)	426	9,662
APA Corp.	508	18,227
Chord Energy Corp.	66	10,971
Civitas Resources, Inc.	110	7,522
CVR Energy, Inc.	50	1,515
Magnolia Oil & Gas Corp. - Class A	286	6,089
Marathon Oil Corp.	917	22,154
Matador Resources Co.	176	10,007
Murphy Oil Corp.	238	10,153
SM Energy Co.	192	7,434
		103,734

Real Estate - 0.3%
Safehold, Inc.	62	1,451

Retail & Wholesale - Discretionary - 8.8%
Asbury Automotive Group, Inc.(a)	34	7,649
AutoNation, Inc.(a)	44	6,608
Group 1 Automotive, Inc.	22	6,704
Penske Automotive Group, Inc.	32	5,136
Williams-Sonoma, Inc.	104	20,986
		47,083

Software & Tech Services - 1.6%
DXC Technology Co.(a)	336	7,685
Green Dot Corp. - Class A(a)	78	772
		8,457

Tech Hardware & Semiconductors - 0.8%
InterDigital, Inc.	42	4,559
TOTAL COMMON STOCKS (Cost $492,879)		528,943

REAL ESTATE INVESTMENT TRUSTS - 0.6%	Shares	Value
Equity Commonwealth	172	3,302
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,313)		3,302

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%	Shares
First American Treasury Obligations Fund - Class X, 5.25%(b)	3,828	3,828
TOTAL SHORT-TERM INVESTMENTS (Cost $3,828)		3,828

TOTAL INVESTMENTS - 99.9% (Cost $500,020)		$536,073
Other Assets in Excess of Liabilities - 0.1%		459
TOTAL NET ASSETS - 100.0%		$536,532

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of December 31, 2023.

Themes ETF Trust

The following is a summary of significant accounting policies consistently followed by Themes Global Systemically Important Banks ETF (“GSIB”), Themes Generative Artificial Intelligence ETF (“WISE”), Themes Natural Monopoly ETF (“CZAR”), Themes Cloud Computing ETF (“CLOD”), Themes US Cash Flow Champions ETF (“USCF”), Themes US R&D Champions ETF (“USRD”), Themes Airlines ETF (“AIRL”), Themes European Luxury ETF (“FINE”), Themes Cybersecurity ETF (“SPAM”), Themes Gold Miners ETF (“AUMI”), and Themes US Small Cap Cash Flow Champions ETF (“SMCF”)(each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by Themes Management Company, LLC (the “Adviser”), using procedures adopted by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2023, none of the Funds held any fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2023:

Themes US Small Cap Cash Flow Champions ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$528,943	$–	$–	$528,943
Real Estate Investment Trusts	3,302	–	–	3,302
Money Market Funds	3,828	–	–	3,828
Total Investments	$536,073	$–	$–	$536,073

Refer to the Schedule of Investments for industry classifications.